UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7616

Nuveen Missouri Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Missouri Premium Income Municipal Fund (NOM)
	August 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.5% (2.1% of Total Investments)
$ 1,000	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble	No Opt. Call	AA–	$ 1,090,630
	Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)
	Education and Civic Organizations – 7.0% (4.4% of Total Investments)
250	Lincoln University, Missouri, Auxillary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 –	6/17 at 100.00	AA+	254,463
	AGC Insured
700	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University,	10/18 at 103.00	BBB	738,612
	Series 2011A, 6.500%, 10/01/35
550	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University,	11/21 at 100.00	AAA	601,233
	Series 2011B, 5.000%, 11/15/37
600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/21 at 100.00	A2	615,132
	Series 2011, 5.000%, 4/01/36
2,100	Total Education and Civic Organizations			2,209,440
	Health Care – 31.4% (19.6% of Total Investments)
485	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/19 at 100.00	A+	502,106
	Bonds, Saint Francis Medical Center, Series 2009A, 5.750%, 6/01/39
760	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	N/R	714,142
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/27
930	Cass County, Missouri, Hospital Revenue Bonds, Series 2007, 5.625%, 5/01/38	11/16 at 100.00	N/R	836,098
480	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	369,576
	Medical Center, Series 2007, 5.000%, 12/01/37
750	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	745,823
	Health System, Series 2004, 5.500%, 2/15/29
2,000	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, St.	11/20 at 100.00	A+	2,053,299
	Lukes’s Health System, Series 2010A, 5.000%, 11/15/30
	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System,
	Series 2003:
1,500	5.125%, 5/15/25	5/13 at 100.00	AA	1,528,800
1,155	5.250%, 5/15/32	5/13 at 100.00	AA	1,165,961
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/14 at 100.00	BBB+	506,255
	System, Series 2003, 5.700%, 2/15/34
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Luke’s Episcopal and	12/21 at 100.00	A	525,940
	Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25 (WI/DD, Settling 9/08/11)
720	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds,	12/20 at 100.00	N/R	691,481
	John Fitzgibbon Memorial Hospital Inc., Series 2010, 5.600%, 12/01/28
350	St. Louis County Industrial Development Authority, Missouri, Healthcare Facilities Revenue	11/16 at 100.00	N/R	294,865
	Bonds, Ranken-Jordan Project, Refunding Series 2007, 5.000%, 11/15/27
10,130	Total Health Care			9,934,346
	Housing/Multifamily – 3.3% (2.1% of Total Investments)
380	Jefferson County Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds,	12/11 at 100.00	N/R	380,217
	Lakewood Apartments Project, Series 2001B, 5.750%, 11/01/34 (Mandatory put 11/01/16)
	(Alternative Minimum Tax)
165	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Series 2001II,	12/11 at 100.00	AA	166,178
	5.250%, 12/01/16
500	St. Charles County Industrial Development Authority, Missouri, FHA-Insured Multifamily Housing	10/11 at 100.00	Aaa	500,215
	Revenue Bonds, Ashwood Apartments, Series 1998A, 5.600%, 4/01/30 – AGM Insured
	(Alternative Minimum Tax)
1,045	Total Housing/Multifamily			1,046,610
	Housing/Single Family – 3.2% (2.0% of Total Investments)
55	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/12 at 100.00	AA+	55,222
	Loan Program, Series 2000B-1, 6.250%, 3/01/31 (Alternative Minimum Tax)
350	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	9/16 at 100.00	AA+	349,804
	Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)
615	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/17 at 100.00	AA+	599,108
	Loan Program, Series 2007C-1, 4.800%, 9/01/38 (Alternative Minimum Tax)
1,020	Total Housing/Single Family			1,004,134
	Long-Term Care – 9.5% (5.9% of Total Investments)
1,750	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	1,651,090
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
500	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series	5/17 at 100.00	N/R	457,575
	2007F, 5.750%, 5/15/31
475	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village	8/17 at 100.00	N/R	430,512
	Obligated Group, Series 2007A, 5.125%, 8/15/32
500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/17 at 100.00	N/R	472,060
	of West County, Series 2007A, 5.500%, 9/01/28
3,225	Total Long-Term Care			3,011,237
	Materials – 2.1% (1.3% of Total Investments)
750	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc.,	6/13 at 101.00	BB+	667,740
	Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)
	Tax Obligation/General – 26.4% (16.5% of Total Investments)
1,500	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds,	No Opt. Call	AA+	1,661,580
	Series 2005, 5.250%, 3/01/24 – AGM Insured
1,685	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010,	3/20 at 100.00	AA+	1,880,594
	5.000%, 3/01/27
500	Jackson County School District R-7, Lees Summit, Missouri, General Obligation Refunding and	3/12 at 100.00	AA+	510,830
	Improvement Bonds, Series 2002, 5.250%, 3/01/18 – AGM Insured
500	Missouri School Boards Association, Lease Participation Certificates, Clay County School	3/17 at 100.00	AA+	538,895
	District 53 Liberty, Series 2007, 5.250%, 3/01/27 – AGM Insured
1,630	North Kansas City School District, Missouri, General Obligation Bonds, Series 2003A,	3/13 at 100.00	AA+	1,718,183
	5.000%, 3/01/23
1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%,	No Opt. Call	Baa1	1,095,440
	7/01/20 – NPFG Insured
900	Ritenour Consolidated School District, St. Louis County, Missouri, General Obligation Bonds,	No Opt. Call	Aa2	924,201
	Series 1995, 7.375%, 2/01/12 – FGIC Insured
20	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AA+	21,813
	2004, 5.250%, 3/01/20 – AGM Insured
7,735	Total Tax Obligation/General			8,351,536
	Tax Obligation/Limited – 30.1% (18.8% of Total Investments)
600	Chesterfield, Missouri, Certificates of Participation, Series 2005, 5.000%, 12/01/24 –	12/15 at 100.00	Aa1	626,778
	FGIC Insured
80	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.250%, 8/01/31	8/14 at 100.00	N/R	74,884
255	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series	4/14 at 100.00	N/R	259,932
	2006, 4.500%, 4/01/21
315	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series	6/16 at 100.00	N/R	254,996
	2006, 5.000%, 6/01/28
475	Jackson County, Missouri, Special Obligation Bonds, Truman Medical Center Project, Series	12/21 at 100.00	Aa3	492,732
	2011B, 4.350%, 12/01/23
475	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	6/14 at 102.00	N/R	414,072
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
100	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Shoal	6/16 at 100.00	N/R	100,875
	Creek Parkway Project, Series 2011, 5.000%, 6/01/21
300	Kansas City, Missouri, Industrial Development Authority, Downtown Redevelopment District	9/21 at 100.00	AA–	304,245
	Revenue Bonds, Series 2011A, 5.000%, 9/01/32
360	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing	6/15 at 100.00	A	360,338
	Project, Series 2005A, 5.000%, 6/01/35
415	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of	3/16 at 100.00	A–	418,992
	Independence, Crackerneck Creek Project, Series 2006C, 5.000%, 3/01/28
450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement	3/12 at 100.00	Baa1	451,616
	Bonds, Series 1999, 5.750%, 3/01/19 – NPFG Insured
500	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development	5/12 at 102.00	N/R	424,310
	District, Series 2006, 5.000%, 5/01/23
1,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,852,619
	2009A, 6.000%, 8/01/42
600	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004,	5/15 at 100.00	A	622,404
	5.250%, 5/01/20
2,000	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	12/11 at 100.00	N/R	2,003,619
	Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005A:
340	5.375%, 11/01/24	11/14 at 100.00	N/R	312,678
400	5.500%, 11/01/27	11/14 at 100.00	N/R	361,044
200	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North	11/14 at 100.00	N/R	177,768
	Village Project, Series 2005B, 5.500%, 11/01/27
9,615	Total Tax Obligation/Limited			9,513,902
	Transportation – 16.7% (10.4% of Total Investments)
500	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International	10/11 at 101.00	A	505,250
	Airport, Series 2001, 5.000%, 4/01/23 – AMBAC Insured (Alternative Minimum Tax)
1,000	St. Louis Land Clearance Redevelopment Authority, Missouri, Revenue Refunding and Improvement	3/12 at 100.00	N/R	1,000,000
	Bonds, LCRA Parking Facilities, Series 1999C, 7.000%, 9/01/19
1,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	A–	1,134,870
	2005, 5.500%, 7/01/18 – NPFG Insured
2,500	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	7/17 at 100.00	AA+	2,657,524
	2007A, 5.000%, 7/01/21 – AGM Insured
5,000	Total Transportation			5,297,644
	U.S. Guaranteed – 10.8% (6.8% of Total Investments) (4)
685	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs	10/12 at 100.00	N/R (4)	728,703
	Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)
680	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley	11/11 at 100.00	Aa3 (4)	685,324
	Park Parking Garage, Series 2002D, 5.000%, 11/01/22 (Pre-refunded 11/01/11) – AMBAC Insured
	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2004:
80	5.250%, 3/01/20 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA+ (4)	89,695
250	5.250%, 3/01/20 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA+ (4)	280,298
500	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%,	No Opt. Call	AA+ (4)	614,770
	7/01/20 (Alternative Minimum Tax) (ETM)
1,000	St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Carnahan	2/12 at 100.00	N/R (4)	1,025,560
	Courthouse, Series 2002A, 5.750%, 2/15/16 (Pre-refunded 2/15/12) – FGIC Insured
3,195	Total U.S. Guaranteed			3,424,350
	Utilities – 3.5% (2.2% of Total Investments)
100	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Power Project Revenue Bonds,	1/16 at 100.00	A3	102,428
	Series 2006A, 4.125%, 1/01/21 – AMBAC Insured
500	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds,	1/16 at 100.00	Baa1	500,160
	Series 2006, 5.000%, 1/01/34 – NPFG Insured
530	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	A3	515,764
1,130	Total Utilities			1,118,352
	Water and Sewer – 12.6% (7.9% of Total Investments)
600	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding	3/18 at 100.00	A	638,934
	Series 2009, 6.000%, 3/01/39
200	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series	5/17 at 100.00	AA+	208,958
	2006C, 5.000%, 5/01/36 – NPFG Insured
2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds,	12/16 at 100.00	AA+	2,788,879
	Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured
	(Alternative Minimum Tax) (UB)
350	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control	No Opt. Call	Aaa	357,473
	Revenue Bonds, State Revolving Fund Program – Kansas City Project, Series 1997C,
	6.750%, 1/01/12
4,115	Total Water and Sewer			3,994,244
$ 50,060	Total Investments (cost $50,324,737) – 160.1%			50,664,165
	Floating Rate Obligations – (7.0)%			(2,225,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (56.5)% (5)			(17,880,000)
	Other Assets Less Liabilities – 3.4%			1,092,606
	Net Assets Applicable to Common Shares – 100%			$ 31,651,771

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$50,664,165	$ —	$50,664,165

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, and timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $48,069,514.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 1,385,470
Depreciation	(1,015,470)
Net unrealized appreciation (depreciation) of investments	$ 370,000

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
 Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.3%. N/R Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis. (ETM) Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Missouri Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         October 28, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         October 28, 2011